Business Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Distribution of Net Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$1,181,292	$1,252,834	$1,066,200
Rest of Europe	416,884	388,916	379,883
U.S.	925,563	892,497	894,978
Other	273,549	271,592	254,716
Total	$2,797,288	$2,805,839	$2,595,777

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations, including restructuring, by geographical area was as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$276,478	$314,287	$257,089
Rest of Europe	35,765	37,997	36,280
U.S.	58,018	60,272	58,561
Other	21,239	20,850	21,427
Total	$391,500	$433,406	$373,357
c) The distribution of income from operations, excluding restructuring, by geographical area was as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$295,360	$314,287	$269,196
Rest of Europe	35,402	37,997	36,904
U.S.	57,680	60,272	58,340
Other	21,147	20,850	21,407
Total	$409,589	$433,406	$385,847

Schedule of Distribution of Long-lived Assets, Net, by Geographical Area	The distribution of long-lived assets (including operating right-of-use assets (year ended December 31, 2020 and 2019)), net, by geographical area was as follows:

	December 31, 2020	December 31, 2019
	(in thousands)
Ireland	$118,361	$110,522
Rest of Europe	36,723	41,970
U.S.	65,152	72,578
Other	38,668	44,994
Total	$258,904	$270,064

Schedule of Distribution of Depreciation and Amortization by Geographical Area	The distribution of depreciation, amortization and reduction in carrying value of operating right-of-use assets (year ended December 31, 2020 and 2019 only) by geographical area was as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$33,516	$30,635	$34,721
Rest of Europe	18,569	14,370	5,331
U.S.	36,060	33,922	21,605
Other	11,872	12,995	4,259
Total	$100,017	$91,922	$65,916

Schedule of Distribution of Total Assets by Geographical Area	The distribution of total assets by geographical area was as follows:

	Year Ended
	December 31, 2020	December 31, 2019
	(in thousands)
Ireland	$1,675,980	$1,323,181
Rest of Europe	671,218	660,797
U.S.	909,202	755,271
Other	179,206	168,263
Total	$3,435,606	$2,907,512

Schedule of Distribution of Capital Expenditures by Geographical Area	The distribution of capital expenditures (including operating right-of-use assets (year ended December 31, 2020 and 2019 only)) by geographical area was as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$29,309	$32,526	$30,942
Rest of Europe	9,298	13,971	2,590
U.S.	14,347	18,638	9,311
Other	10,201	15,010	5,554
Total	$63,155	$80,145	$48,397

Schedule of Company's Net Revenue for Major Clients	The following table sets forth the clients which represented 10% or more of the Company's revenue in each of the periods set out below.

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
Client A	12%	12%	14%
Client B	<10%	10%	<10%

Schedule of Distribution of Interest Income by Geographical Area	The distribution of interest income by geographical area was as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$1,620	$3,674	$2,620
Rest of Europe	570	2,242	1,750
U.S.	22	111	17
Other	512	832	372
Total	$2,724	$6,859	$4,759

Schedule of Distribution of Tax Charge by Geographical Area	The distribution of the income tax charge by geographical area was as follows:

	Year ended
	December 31, 2020	December 31, 2019	December 31, 2018
	(in thousands)
Ireland	$30,616	$38,788	$29,096
Rest of Europe	4,609	4,234	(434)
U.S.	7,600	1,571	3,761
Other	5,050	6,540	9,535
Total	$47,875	$51,133	$41,958